    As filed with the Securities and Exchange Commission on January 21, 2003.
                                                              File No. 333-60515
                                                                       811-08913

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                    --------
         Post-Effective Amendment No.  6                                     [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   1                                                   [X]
                       ------

                         HARTFORD LIFE INSURANCE COMPANY
                ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

   _____ immediately upon filing pursuant to paragraph (b) of Rule 485
   _____ on ____________ pursuant to paragraph (b) of Rule 485
   _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   __X__ on April 11, 2003, pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                     [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying
  Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Alger American Growth Portfolio of The Alger
                                                              American Fund
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
                                                              The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager-SM- Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust (formerly named "Templeton
                                                              International Securities Fund")
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the
                                                              Janus Aspen Series
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  JPMorgan International Opportunities Investment Division    JPMorgan International Opportunities Portfolio of
                                                              the J.P. Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  JPMorgan U.S. Disciplined Equity Investment Division        JPMorgan U.S. Disciplined Equity Portfolio of the
                                                              J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Equity Growth Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Morgan Stanley Core Plus Fixed Income Investment Division   Core Plus Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc. (formerly named "Fixed
                                                              Income Portfolio")
  Morgan Stanley Global Value Equity Investment Division      Global Value Equity Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Value Portfolio of The Universal Institutional
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Scudder VIT Funds (formerly named "Deutsche
                                                              Asset Management VIT Funds")
  Scudder VIT Equity 500 Index Investment Division            Equity 500 Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")
  Scudder VIT Small Cap Index Investment Division             Small Cap Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED:          , 2003

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account A               11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           14
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 16
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          19
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             20
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          22
----------------------------------------------------------------------
TERMINATION OF POLICY                                            22
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             22
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          23
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            23
----------------------------------------------------------------------
OTHER MATTERS                                                    23
----------------------------------------------------------------------
TAXES                                                            24
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  27
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.


RISKS OF YOUR POLICY



INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. You should read the prospectuses for the Funds for information about the risks of each investment option.


TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.


ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES



                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge(1)                            When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Transfer Fees                              When you make a transfer after the 12th    $50 per transfer.
                                           transfer in any Coverage Year.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.



     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%


The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.53 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male medically
                                                                                      insured standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           policy.                                    rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.



     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.



The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.31%      2.12%
---------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)


                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund -- Class 2
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-Income Portfolio --
  Initial Class (2)(3)
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High Income Portfolio --
  Initial Class (2)(3)
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Overseas Portfolio --
  Initial Class (2)(3)
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset Manager Portfolio --
  Initial Class (2)(3)
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(6)
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (6)
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (4)(5)
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2 (formerly named
  "Templeton International Securities Fund") (4)(6)
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares (7)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares (7)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (7)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (7)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (7)
----------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio (8)
----------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio
----------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Disciplined Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class (9)
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class (9)(10)
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class (9)
----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class (9)(10)
----------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class (9)(10)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets Equity
  Portfolio (11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio (2)(11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed Income
  Portfolio (formerly named "The Universal Institutional Funds,
  Inc. Fixed Income Portfolio") (11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio (2)(11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio (11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (11)
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio (2)(11)
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited Maturity Bond
  Portfolio (2)
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund
  (formerly named "Deutsche VIT EAFE-Registered Trademark- Equity
  Index Fund") (12)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (formerly named "Deutsche VIT
  Equity 500 Index Fund") (12)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund (formerly named "Deutsche VIT
  Small Cap Index Fund") (12)
----------------------------------------------------------------------------------------------------------------------


(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction Management Fees, Other Expenses and Total Operating Expenses would have been:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2
------------------------------------------------------------------------------------------------------------


(7) Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangement.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

(8) Pursuant to a contractual agreement through at least fiscal year 2002, fees and expenses were reimbursed to the extent expenses exceeded 1.20% of the average daily net assets of JPMorgan International Opportunities Portfolio. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio
------------------------------------------------------------------------------------------------------------


(9) Each Series has an expense offset arrangement, which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class
------------------------------------------------------------------------------------------------------------


(10) MFS has contractually agreed through at least May 1, 2003, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class
------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(11) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Core Plus Fixed Income 0.70%; Global Value Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed
  Income Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value
  Equity Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio
------------------------------------------------------------------------------------------------------------


    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity and Technology Portfolios are 0.10% and 0.02%, respectively, of such investment related expenses.

(12) Deutsche Asset Management, Inc., (The Advisor) has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. With this expense cap reimbursement Management Fees, Other Expenses and Total Operating Expenses for Scudder VIT EAFE-Registered Trademark- Equity Index Fund, Scudder VIT Equity 500 Index Fund and Scudder VIT Small Cap Index Fund were as follows:


                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund
------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund
------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by The Hartford Financial Services Group, Inc., a Delaware corporation.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             9/26/01      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                      11/26/02     AA-          Financial security characteristics
-----------------------------------------------------------------------------------------------------
 Fitch                                   9/19/02     AA           Claims paying ability
-----------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A


The insurance benefits under the Group Policies are provided through investments made in ICMG Registered Variable Life Separate Account A (the "Separate Account"). The Separate Account is organized as a unit investment trust and is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.


Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of owners and persons entitled to payments under the Policies and the Certificates and owners of any other policies which may be available through the Separate Account. We own the assets of the Separate Account. The obligations under the Policies and the Certificates are our obligations. These assets are held separately from our other assets. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to our other income, gains or losses (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the general account assets or any other separate account we maintain.

The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.

AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.

AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: INITIAL
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: INITIAL
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO: INITIAL CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-PORTFOLIO: INITIAL
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non U.S. debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 (FORMERLY NAMED "TEMPLETON INTERNATIONAL SECURITIES FUND") -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.

HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.

JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.

JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.

JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.

MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO (FORMERLY NAMED "THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO") -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds." The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. The investment adviser selects issuers from a universe comprised of mid-cap companies most with market capitalizations of generally less than $35 billion.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that it believes are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)

(1) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EQUITY 500 INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)

SCUDDER VIT SMALL CAP INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT SMALL CAP INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)

INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, and Hartford Money Market HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management Inc. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset
Management, Inc.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

(2) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

(3) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

    - the cost of insurance rate per $1,000; multiplied by

    - the net amount at risk; divided by

    - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15 we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

  - the mortality and expense risk rate; multiplied by

  - the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.
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16                                               HARTFORD LIFE INSURANCE COMPANY
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PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."
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HARTFORD LIFE INSURANCE COMPANY                                               17
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ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM

  If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE

  If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.
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18                                               HARTFORD LIFE INSURANCE COMPANY
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DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump
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HARTFORD LIFE INSURANCE COMPANY                                               19
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sum settlement in place of the life insurance payments. The following options are available under the Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per
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20                                               HARTFORD LIFE INSURANCE COMPANY
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Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding
Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford
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HARTFORD LIFE INSURANCE COMPANY                                               21
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Money Market Investment Division. Each month, we will withdraw amounts from that
Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the
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22                                               HARTFORD LIFE INSURANCE COMPANY
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greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.
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HARTFORD LIFE INSURANCE COMPANY                                               23
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FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations, and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premuim payments of the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We
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24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under
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HARTFORD LIFE INSURANCE COMPANY                                               25
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Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.
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26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked
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HARTFORD LIFE INSURANCE COMPANY                                               27
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Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level,

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.


LEGAL PROCEEDINGS

--------------------------------------------------------------------------------


Hartford Life is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.



On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.



Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.



Hartford Life is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although Hartford Life believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to Hartford Life's statutory surplus and capital and potentially increase the death benefit costs incurred by Hartford Life in the future. The arbitration hearing began in October 2002.



There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

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HARTFORD LIFE INSURANCE COMPANY                                               29
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management company.

HARTFORD OR US OR WE OR OUR: Hartford Life Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.


MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.


MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


You can call your representative with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:


    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932


The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.



811-08913

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


OMNISOURCE-REGISTERED TRADEMARK-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
HARTFORD LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.



DATE OF PROSPECTUS: _____________, 2003


DATE OF STATEMENT OF ADDITIONAL INFORMATION: _____________, 2003

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by

Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A was established as a separate account under Connecticut law on April 14, 1998. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $____; 2001: $____; 2000: $_____.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account A.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


PERFORMANCE DATA



Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.



The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.



Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.



The following table shows the performance history of the underlying Funds of the Certificate as of the period indicated.



                        OMNISOURCE-REGISTERED TRADEMARK-
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002


                                              INCEPTION                       YEAR TO             1                3
                                                DATE         QUARTER           DATE             YEAR             YEARS
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                 1/9/89
---------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
 Portfolio                                     9/21/88
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund              4/30/97
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                          4/30/98
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                      2/8/84
---------------------------------------------------------------------------------------------------------------------------
American Funds International Fund               5/1/90
---------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund            8/1/89
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Equity-Income Portfolio                       10/9/96
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High
 Income Portfolio                              9/19/85
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Overseas Portfolio                            1/28/87
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset
 Manager Portfolio                              9/6/89
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                        11/1/95
---------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund       7/1/99
---------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities
 Fund                                          11/8/96
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               3/15/94
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               5/1/92
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund          4/2/84
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                        8/31/77
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                     3/31/83
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                         8/31/77
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 6/30/80
---------------------------------------------------------------------------------------------------------------------------

                                                     5               10              SINCE
                                                   YEARS            YEARS          INCEPTION
--------------------------------------------  -------------------------------------------------
Alger American Growth Portfolio
---------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund
---------------------------------------------------------------------------------------------------------------------------
American Funds International Fund
---------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Equity-Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High
 Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Overseas Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset
 Manager Portfolio
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities
 Fund
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund
---------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                              INCEPTION                       YEAR TO             1                3
                                                DATE         QUARTER           DATE             YEAR             YEARS
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio        9/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio      5/2/94
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio         9/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                 9/13/93
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio          9/13/93
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                         1/3/95
---------------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities
 Portfolio                                      1/3/95
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                1/3/95
---------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Disciplined Equity Portfolio      1/3/95
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                     7/24/95
---------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series               8/14/96
---------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                     10/9/95
---------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                        5/1/98
---------------------------------------------------------------------------------------------------------------------------
MFS High Income Series                         7/26/95
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity
 Portfolio                                     10/1/96
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Portfolio          1/2/97
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Core Plus Fixed Income
 Portfolio                                      1/2/97
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Global Value Equity Portfolio    1/2/97
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley High Yield Portfolio             1/2/97
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Portfolio       10/18/99
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Technology Portfolio           11/30/99
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Value Portfolio                  1/2/97
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Balanced Portfolio                            2/28/89
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio               9/10/84
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Partners Portfolio                            3/22/94
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark-
 Equity Index Fund                             8/22/97
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund              10/1/97
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund               8/22/97
---------------------------------------------------------------------------------------------------------------------------

                                                     5               10              SINCE
                                                   YEARS            YEARS          INCEPTION
--------------------------------------------  -------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio
---------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Disciplined Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
---------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
---------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
---------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
---------------------------------------------------------------------------------------------------------------------------
MFS High Income Series
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Equity Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Core Plus Fixed Income
 Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Global Value Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
 Partners Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark-
 Equity Index Fund
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund
---------------------------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of ICMG Registered Variable Life Separate Account A.(1)

         (b)      Not Applicable.

         (c)(1)   Principal Underwriting Agreement.(2)

         (c)(2)   Form of Selling Agreement.(3)

         (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(2)

         (f) Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

         (g)      Contracts of Reinsurance.(6)

         (h)      Form of Participation Agreement.(6)

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)      Not Applicable.

         (m)      Not Applicable.

         (n)      Not Applicable.(7)

         (o)      No financial statement will be omitted.

         (p)      Not Applicable.

         (q)      Memorandum describing transfer and redemption procedures.(5)

         (r)      Power of Attorney.

         (s)      Organizational Chart.(8)

--------------------
(1) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-60515, dated August 3, 1998.
(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, dated October 30, 1995.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-63731, dated
         May 21, 1996.
(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.
(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-60515, dated
         April 15, 1999.
(7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur
         Andersen LLP did not consent to being named as having prepared its reports included herein.
(8) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-69485, filed on
         April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President, Director*
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Marianne O'Doherty              Vice President and Assistant General Counsel
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Andrew J. Waggoner              Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s)

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

        (b)  Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
              NAME                          WITH UNDERWRITER
              ----                       ---------------------
         David A. Carlson             Vice President
         Timothy M. Fitch             Senior Vice President and Actuary
         George R. Jay                Controller
         Robert A. Kerzner            Executive Vice President, Director
         Joseph F. Mahoney            Vice President
         Thomas M. Marra              President, Chief Executive Officer and
                                      Chairman of the Board, Director
         Christine Hayer Repasy       Senior Vice President, General Counsel and
                                      Corporate Secretary, Director
         John C. Walters              Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 21st day of January, 2003.

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A
 (Registrant)

By:  David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President*    *By: /s/ Marianne O'Doherty
                                                 --------------------------
                                                 Marianne O'Doherty
                                                 Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:  David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,      *By:  /s/ Marianne O'Doherty
     Director*                                        ------------------------
John C. Walters, Executive Vice President,                Marianne O'Doherty
     Director*                                            Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                     Date: January 21, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-60515

                                      EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2       Power of Attorney.